10-Q NET INCOME (LOSS) PER COMMON SHARE	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER COMMON SHARE	NET INCOME (LOSS) PER COMMON SHARE
Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share reflects the potential dilution that could occur if outstanding stock options were exercised into common stock. For the years ended December 31, 2021, and 2020, we had no common stock equivalent shares that were dilutive.
The following is a reconciliation of the numerator and denominator used in the basic and diluted computation of net loss per share:

	December 31, 2021	December 31, 2020
Numerator:
Net income (loss) attributable to Comstock Mining Inc.	$(24,583,620)	$14,931,970
Denominator:
Basic weighted average shares outstanding	50,417,979	30,526,895
Incremental shares - stock options	—	34,273
Diluted weighted average shares outstanding	50,417,979	30,561,168
Net income (loss) per common share:
Basic EPS	$(0.49)	$0.49
Diluted EPS	$(0.49)	$0.49
The weighted average number of shares outstanding, for the purpose of calculating earnings per share, were reduced by 2,694,300, which is the number of shares deemed to be owned by us through our ownership in LINICO.
NET INCOME (LOSS) PER COMMON SHARE
Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share reflects the potential dilution that could occur if outstanding stock options were exercised into common stock. For March 31, 2022, all common stock equivalent shares are antidilutive. For March 31, 2021, we had no common stock equivalent shares that were dilutive. The following is a reconciliation of the numerator and denominator used in the basic and diluted computation of net loss per share:

	March 31, 2022	March 31, 2021
Numerator:
Net income (loss) attributable to Comstock Mining Inc.	$(6,378,555)	$8,188,231

Denominator:
Basic weighted average shares outstanding	$67,351,776	$37,740,011
Incremental shares - stock options	$—	$74,641
Diluted weighted average shares outstanding	$67,351,776	$37,814,652

Net income (loss) per common share:
Basic EPS	$(0.09)	$0.22
Diluted EPS	$(0.09)	$0.22
The weighted average number of shares outstanding, for the purpose of calculating earnings per share, were reduced by 2,650,238 or the three month period ended March 31, 2022, which is the number of treasury shares deemed to be owned by us through our ownership in LINICO. The remaining 349,465 treasury shares are deemed to be owned by AQMS.